UPRIGHT GROWTH FUND

Supplement dated March 14, 2017

to the

Prospectus and Statement of Additional Information each dated January 27, 2017

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The following replaces the “Average Annual Total Return” chart in the Prospectus:

Average annual Total Return as of December 31, 2016

	1 Year	5 Year	10 Year
Return Before Taxes	3.47%	12.47%	3.47%
Return After Taxes On Distributions	-0.87%	10.73%	2.66%
Return After Taxes On Distributions And Sale Of Fund Shares	5.67%	9.97%	2.73%
S&P 500 (reflects no deduction for fees, expenses or taxes)	11.96%	14.65%	6.94%

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This Supplement, and the Prospectus and Statement of Additional Information both dated January 27, 2017, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information both dated January 27, 2017, have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling toll-free 1 (973) 533-1818.

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